Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Cash flows provided by (used in) operating activities
Net income		$ 2,007	$ 1,749	$ 4,178	$ 3,477
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		605	514	1,178	1,099
Amortization and impairment	[1]	281	288	567	564
Stock options and restricted shares expense		6	4	8	6
Deferred income taxes		(68)	(58)	14	(19)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(9)	(31)	(22)	(46)
Net losses (gains) on disposal of property and equipment		1		(2)
Other non-cash items, net		280	201	(211)	(489)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(1,294)	(1,234)	3,924	(3,942)
Loans, net of repayments		(4,052)	(8,907)	(14,149)	(8,872)
Deposits, net of withdrawals		1,943	8,869	18,320	4,818
Obligations related to securities sold short		(685)	3,311	(1,549)	4,783
Accrued interest receivable		(108)	(475)	89	(538)
Accrued interest payable		(292)	565	(711)	762
Derivative assets		71	(6,787)	(2,059)	1,803
Derivative liabilities		(1,089)	6,128	3,094	(2,473)
Securities measured at FVTPL		3,512	(5,832)	(9,741)	(14,109)
Other assets and liabilities measured/designated at FVTPL		(190)	(472)	494	2,393
Current income taxes		14	1	(239)	(68)
Cash collateral on securities lent		(2,199)	1,038	(1,282)	548
Obligations related to securities sold under repurchase agreements		5,643	11,399	23,126	13,891
Cash collateral on securities borrowed		(336)	6,008	(1,917)	896
Securities purchased under resale agreements		(5,118)	(13,347)	(7,540)	(5,858)
Other, net		1,991	511	(3,301)	1,016
Cash flows provided by (used in) operating activities		914	3,443	12,269	(358)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,250		1,250	1,250
Redemption/repurchase/maturity of subordinated indebtedness		(14)		(69)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		598	498	1,287	498
Redemption of preferred shares			(325)	(300)	(325)
Issue of common shares for cash		8	67	80	124
Purchase of common shares for cancellation		(490)		(810)
Net sale (purchase) of treasury shares		3	(3)	7	(5)
Dividends and distributions paid		(988)	(606)	(1,990)	(1,204)
Repayment of lease liabilities		(78)	(78)	(158)	(128)
Other, net		(9)		(14)
Cash flows provided by (used in) financing activities		280	(447)	(717)	210
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(23,425)	(19,056)	(41,391)	(39,567)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		14,760	10,910	20,279	16,598
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		8,319	6,694	15,453	13,045
Net sale (purchase) of property, equipment and software		(246)	(212)	(439)	(421)
Cash flows provided by (used in) investing activities		(592)	(1,664)	(6,098)	(10,345)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(121)	57	(8)	(24)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		481	1,389	5,446	(10,517)
Cash and non-interest-bearing deposits with banks at beginning of period		13,530	8,910	8,565	20,816
Cash and non-interest-bearing deposits with banks at end of period	[2]	14,011	10,299	14,011	10,299
Cash interest paid		8,363	8,928	17,700	18,216
Cash interest received		11,304	11,870	23,776	24,146
Cash dividends received		447	428	891	823
Cash income taxes paid		$ 645	$ 458	$ 1,475	$ 931

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $462 million (April 30, 2024: $522 million) and interest-bearing demand deposits with Bank of Canada.